Note 8 - Cash and Cash Equivalents (Tables)	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of information about cash and cash equivalents [text block]
	November 30,	November 30,
	2020	2019
	($)	($)
Cash and cash equivalents consist of:
Cash at bank and on hand	5,543,089	1,338,082
Guaranteed Investment Certificates	3,650,000	5,139,803
Total	9,193,089	6,477,885